Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	Share capital USD ($) shares	Share capital CNY (¥) shares	Additional paid-in Capital USD ($)	Additional paid-in Capital CNY (¥)	Treasury stock USD ($) shares	Treasury stock CNY (¥) shares	Accumulated other comprehensive (loss)/income USD ($)	Accumulated other comprehensive (loss)/income CNY (¥)	Retained earnings USD ($)	Retained earnings CNY (¥)	Non-controlling interests USD ($)	Non-controlling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Mar. 31, 2016		¥ 50		¥ 873,654		¥ (2,815)		¥ 84,779		¥ 753,585		¥ 4,172		¥ 1,713,425
Balance, shares at Mar. 31, 2016 | shares	73,140,147	73,140,147			(136,899)	(136,899)
Net income										126,190		2,499		128,689
Other comprehensive income								(60,351)						(60,351)
Share-based compensation				62,763										62,763
Dividend declared to holder of non-controlling interests												(1,977)		(1,977)
Balance at Mar. 31, 2017		¥ 50		936,417		¥ (2,815)		24,428		879,775		4,694		¥ 1,842,549
Balance, shares at Mar. 31, 2017 | shares	73,140,147	73,140,147			(136,899)	(136,899)							73,003,248	73,003,248
Net income										237,098		3,781		¥ 240,879
Other comprehensive income								(79,082)						(79,082)
Share-based compensation				83,322										83,322
Issuance of shares upon conversion of convertible notes		¥ 28		1,034,132										¥ 1,034,160
Issuance of shares upon conversion of convertible notes (in shares) | shares	40,521,494	40,521,494
Vesting of restricted share units scheme		¥ 5		(5)
Vesting of restricted share units scheme (in shares) | shares	7,300,000	7,300,000											7,300,000	7,300,000
Dividend declared to holder of non-controlling interests												(3,086)		¥ (3,086)
Balance at Mar. 31, 2018		¥ 83		2,053,866		¥ (2,815)		(54,654)		1,116,873		5,389		¥ 3,118,742
Balance, shares at Mar. 31, 2018 | shares	120,961,641	120,961,641			(136,899)	(136,899)							120,824,742	120,824,742
Cumulative effect of accounting change | ASU 2016-01							$ (9,285)	(62,316)	$ 9,285	62,316
Cumulative effect of accounting change | $													$ 62,316
Net income										291,124		4,077	43,987	¥ 295,201
Other comprehensive income								28,232					$ 4,207	28,232
Dividend declared and ordinary shares issued to the Company's shareholders				47,716						(63,090)				¥ (15,374)
Dividend declared and ordinary shares issued to the Company's shareholders (in shares) | shares	726,333	726,333											726,333	726,333
Dividend declared to holder of non-controlling interests												(4,039)		¥ (4,039)
Balance at Mar. 31, 2019	$ 12	¥ 83	$ 313,145	¥ 2,101,582	$ (419)	¥ (2,815)	$ (13,223)	¥ (88,738)	$ 209,683	¥ 1,407,223	$ 809	¥ 5,427	$ 510,007	¥ 3,422,762
Balance, shares at Mar. 31, 2019 | shares	121,687,974	121,687,974			(136,899)	(136,899)							121,551,075	121,551,075